Fees Summary	Nov. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 60,384,441.60
Previously Paid Amount	0.00
Total Fee Amount	5,253.45
Total Offset Amount	0.00
Net Fee	$ 5,253.45
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A